Condensed Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (429)	$ (95)	$ (968)	$ (494)
Other comprehensive income (loss):
Foreign currency translation adjustment loss	89	(44)	60	(75)
Total comprehensive loss	$ (340)	$ (139)	$ (908)	$ (569)